CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Cash and cash equivalents (Note 5)	$ 69.7	$ 511.1
Receivables	75.5	65.9
Prepaid expenses and other (Note 7)	33.3	39.4
Current assets	178.5	616.4
Royalty, stream and working interests, net (Note 8)	4,555.6	3,939.2
Investments (Note 6)	169.7	203.1
Deferred income tax assets	17.3	14.5
Other assets (Note 9)	10.7	15.2
Total assets	4,931.8	4,788.4
LIABILITIES
Accounts payable and accrued liabilities (Note 10)	23.6	21.5
Current income tax liabilities	1.4	1.1
Current liabilities	25.0	22.6
Debt (Note 13)	207.6
Deferred income tax liabilities	67.3	60.3
Total liabilities	299.9	82.9
SHAREHOLDERS' EQUITY (Note 18)
Share capital	5,158.3	5,107.8
Contributed surplus	15.6	14.2
Deficit	(321.7)	(310.0)
Accumulated other comprehensive loss	(220.3)	(106.5)
Total shareholders' equity	4,631.9	4,705.5
Total liabilities and shareholders' equity	$ 4,931.8	$ 4,788.4